Shareholder Report, Line Graph (Details) 191990_Carillon Chartwell Short Duration High Yield Fund_Class I_TSR Annual {Class I} - USD ($)												12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 13,725	$ 12,976	$ 12,037	$ 12,431	$ 12,139	$ 11,630	$ 10,836	$ 10,796	$ 10,443	$ 9,703	$ 9,966	$ 14,685
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,682	11,538	10,933	12,568	12,765	11,874	10,922	10,921	10,547	10,275	10,219	$ 12,535
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Accumulated Value	15,353	14,391	13,220	13,639	13,210	12,529	11,527	11,375	10,976	10,120	10,001	$ 16,462
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	$ 11,964	$ 11,615	$ 11,036	$ 12,027	$ 12,203	$ 11,465	$ 10,735	$ 10,641	$ 10,419	$ 10,206	$ 10,098	$ 12,797